Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 1	$ 39,781
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 2	24,874
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 3	49,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 4	44,512
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 5	2
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 6	89,293
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 7	69,386
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 8	(45,137)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 9	(29,509)
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 10	44,156
Intangible Assets Schedule Of Acquired Finite-lived Intangible Assets By Major Class 11	$ 39,877